Shareholders’ equity - Open Market Sales Agreement (Details) $ in Millions		12 Months Ended
	Nov. 06, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 18, 2020
Class of Stock
Sale of stock, authorized amount			$ 100.0
Commission, percentage of gross sales price (in percent)				0.030
Number of shares issued in transaction (shares) | shares	17,985,611
Proceeds of issuance of ordinary shares, net of issuance costs		$ 29.6
Ordinary shares
Class of Stock
Number of shares issued in transaction (shares) | shares	17,985,611	3,787,972
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98.0